Prepayments, deposits and other current assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 132,718	$ 57,875	$ 62,151
Rental deposits	26,924	7,545	8,326
Prepaid expense	63,994	13,642	53,409
Other receivables, net of allowance of $nil (2021) and $15,532 (2020)	77,734	61,955	63,884
Prepaid expenses	$ 301,370	$ 141,017	$ 187,770